Restrictions on Cash and Due From Banks (Narrative) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restrictions on Cash and Due from Banks [Abstract]
Restricted Cash and Cash Equivalents	$ 276,000	$ 362,000